Related Party Transactions - Schedule of Transactions with Related Parties (Details) - USD ($)	9 Months Ended			12 Months Ended
	Dec. 31, 2024	[1]	Dec. 31, 2023 [1]	Mar. 31, 2024	Mar. 31, 2023
Mahindra & Mahindra Financial Services Limited [Member]
Related Party Transaction [Line Items]
Interest expense			$ 38,203	$ 38,203	$ 64,844
Interest income			11,224	11,224	15,804
Debt - principal repayment				119,576	251,700
Debt - foreclosure charges			153	153	1,123,384
Yard Management Services Limited [Member]
Related Party Transaction [Line Items]
Parking charges			$ 241,866	241,866
Mahindra First Choice Wheels Ltd [Member]
Related Party Transaction [Line Items]
Proceeds from sale of assets held for sale				(3,144)	3,187,157
Mahindra First Choice Wheels (MH) [Member]
Related Party Transaction [Line Items]
Legal Fees					$ 668

[1]	Mahindra & Mahindra Financial Services Limited, Mahindra First Choice Wheels Limited and Yard Management Services Limited were related parties until December 28, 2023, hence, the transactions until December 28, 2023 with these related parties have been disclosed. The outstanding balances with these related parties have not been disclosed since they were not related parties as on March 31, 2024 and December 31, 2024.